Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust II
Entity Central Index Key	0001586462
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Commodity Strategy Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Central Fund
Class Name	Fidelity® Commodity Strategy Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 527,525,780
Holdings Count | shares	55
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$527,525,780
Number of Holdings	55
Portfolio Turnover	0%

Holdings [Text Block]	Industrial Metals 31.8 Energy 27.0 Agriculture 21.9 Precious Metals 14.9 Livestock 4.4 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Industrial Metals - 31.8 Energy - 27.0 Agriculture - 21.9 Precious Metals - 14.9 Livestock - 4.4 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 68.1 Swaps 51.2 Futures Contracts 31.0 Swaps 23.3 Short-Term Investments and Net Other Assets (Liabilities) 45.7 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 31.0 Swaps - 23.3 Short-Term Investments and Net Other Assets (Liabilities) - 45.7